Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VOLATILITY SHARES TRUST
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
2x Bitcoin Strategy ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Bitcoin Strategy ETF (Consolidated)
Class Name	2x Bitcoin Strategy ETF (Consolidated)
Trading Symbol	BITX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/bitx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Bitcoin Strategy ETF	$175	2.91%
[1]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	2.91%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/bitx for more recent performance information.
Net Assets	$ 2,231,007,562
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,231,007,562
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Bitcoin Futures Sep 25	178.7%
CME Bitcoin Futures Oct 25	21.2%
Reverse Repurchase Agreements	-265.3%

Updated Prospectus Web Address	https://www.volatilityshares.com/bitx
2x Corn ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Corn ETF (Consolidated)
Class Name	2x Corn ETF (Consolidated)
Trading Symbol	CORX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Corn ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/corx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/corx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Corn ETF	$80	1.85%
[2]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.85%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/corx for more recent performance information.
Net Assets	$ 882,104
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$882,104
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Corn Futures Dec 25	200.1%

Updated Prospectus Web Address	https://www.volatilityshares.com/corx
2x Ether ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Ether ETF (Consolidated)
Class Name	2x Ether ETF (Consolidated)
Trading Symbol	ETHU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ethu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Ether ETF	$293	3.29%
[3]
Expenses Paid, Amount	$ 293
Expense Ratio, Percent	3.29%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ethu for more recent performance information.
Net Assets	$ 2,563,874,152
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,563,874,152
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Ether Futures Oct 25	135.0%
CME Ether Futures Sep 25	64.9%
Reverse Repurchase Agreements	-361.7%

Material Fund Change [Text Block]	Changes to Shareholder Fees (fees paid directly from your investment). Management Fee initial waiver period expired June 30, 2025, such that the management fee became 1.85%.
Updated Prospectus Web Address	https://www.volatilityshares.com/ethu
2x Solana ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Solana ETF (Consolidated)
Class Name	2x Solana ETF (Consolidated)
Trading Symbol	SOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Solana ETF (Consolidated) for the period of March 20, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Solana ETF	$264	4.55%
[4]
Expenses Paid, Amount	$ 264
Expense Ratio, Percent	4.55%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/solt for more recent performance information.
Net Assets	$ 409,649,453
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$409,649,453
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Sol Futures Sep 25	200.0%
Reverse Repurchase Agreements	-337.1%

Updated Prospectus Web Address	https://www.volatilityshares.com/solt
2x Wheat ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Wheat ETF (Consolidated)
Class Name	2x Wheat ETF (Consolidated)
Trading Symbol	WHTX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x Wheat ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/whtx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/whtx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x Wheat ETF	$82	1.85%
[5]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.85%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/whtx for more recent performance information.
Net Assets	$ 535,924
Holdings Count | $ / shares	2
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$535,924
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Wheat Futures Dec 25	199.4%

Updated Prospectus Web Address	https://www.volatilityshares.com/whtx
2x XRP ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x XRP ETF (Consolidated)
Class Name	2x XRP ETF (Consolidated)
Trading Symbol	XRPT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 2x XRP ETF (Consolidated) for the period of May 22 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
2x XRP ETF	$104	3.50%
[6]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	3.50%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/xrpt for more recent performance information.
Net Assets	$ 113,751,554
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$113,751,554
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME XRP Futures Sep 25	200.0%
Reverse Repurchase Agreements	-433.5%

Updated Prospectus Web Address	https://www.volatilityshares.com/xrpt
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Class Name	One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Trading Symbol	OOQB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the One+One Nasdaq-100® and Bitcoin ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ooqb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ooqb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
One+One Nasdaq-100® and Bitcoin ETF	$54	0.94%
[7]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ooqb for more recent performance information.
Net Assets	$ 1,270,538
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,270,538
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Nasdaq-100 Micro E-Mini Futures Sep 25	103.4%
CME Micro Bitcoin Futures Sep 25	93.3%
Reverse Repurchase Agreements	-66.8%

Updated Prospectus Web Address	https://www.volatilityshares.com/ooqb
One+One S&P 500® and Bitcoin ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	One+One S&P 500® and Bitcoin ETF (Consolidated)
Class Name	One+One S&P 500® and Bitcoin ETF (Consolidated)
Trading Symbol	OOSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the One+One S&P 500® and Bitcoin ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/oosb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/oosb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
One+One S&P 500® and Bitcoin ETF	$51	0.88%
[8]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/oosb for more recent performance information.
Net Assets	$ 817,054
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$817,054
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
S&P 500 Micro E-Mini Futures Sep 25	110.9%
CME Micro Bitcoin Futures Sep 25	95.9%
Reverse Repurchase Agreements	-54.3%

Updated Prospectus Web Address	https://www.volatilityshares.com/oosb
Solana ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Solana ETF (Consolidated)
Class Name	Solana ETF (Consolidated)
Trading Symbol	SOLZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Solana ETF (Consolidated) for the period of March 20, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solz. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Solana ETF	$110	1.99%
[9]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.99%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/solz for more recent performance information.
Net Assets	$ 156,772,435
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$156,772,435
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Sol Futures Sep 25	100.0%
Reverse Repurchase Agreements	-138.4%

Updated Prospectus Web Address	https://www.volatilityshares.com/solz
Volatility Premium Plus ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	Volatility Premium Plus ETF (Consolidated)
Class Name	Volatility Premium Plus ETF (Consolidated)
Trading Symbol	ZVOL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Volatility Premium Plus ETF (Consolidated) for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/zvol
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Volatility Premium Plus ETF	$64	1.35%
[10]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/zvol for more recent performance information.
Net Assets	$ 15,147,877
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$15,147,877
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CBOE VIX Futures Feb 26	33.9%
CBOE VIX Futures Jan 26	33.3%
CBOE VIX Futures Dec 25	18.4%
CBOE VIX Futures Mar 26	14.4%

Updated Prospectus Web Address	https://www.volatilityshares.com/zvol
XRP ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	XRP ETF (Consolidated)
Class Name	XRP ETF (Consolidated)
Trading Symbol	XRPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the XRP ETF (Consolidated) for the period of May 22, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpi. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
XRP ETF	$54	1.82%
[11]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.82%
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/xrpi for more recent performance information.
Net Assets	$ 167,041,833
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$167,041,833
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME XRP Futures Sep 25	100.0%
Reverse Repurchase Agreements	-146.7%

Updated Prospectus Web Address	https://www.volatilityshares.com/xrpi

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
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[11]
*	Annualized